GOODWILL AND INTANGIBLE ASSETS, NET - Sensitivity analysis (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Banking Panama
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	8.40%
Growth rate used to extrapolate cash flow projections	6.70%
Discount Rate | Banking Panama
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	8.40%	9.10%
Discount Rate | Banking Panama | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	8.90%	9.35%
Recoverable amount of asset or cash-generating unit	$ 9,801,900	$ 10,044,682
Discount Rate | Banking Panama | Weighted average
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	8.40%	9.10%
Recoverable amount of asset or cash-generating unit	$ 12,864,721	$ 11,157,929
Discount Rate | Banking Panama | Top of range
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	7.90%	8.85%
Recoverable amount of asset or cash-generating unit	$ 18,487,028	$ 12,531,296
Discount Rate | Banking El Salvador
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	12.00%	12.40%
Discount Rate | Banking El Salvador | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	12.50%	12.65%
Recoverable amount of asset or cash-generating unit	$ 3,110,435	$ 2,893,147
Discount Rate | Banking El Salvador | Weighted average
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	12.00%	12.40%
Recoverable amount of asset or cash-generating unit	$ 3,310,969	$ 2,975,432
Discount Rate | Banking El Salvador | Top of range
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	11.50%	12.15%
Recoverable amount of asset or cash-generating unit	$ 3,538,828	$ 3,062,694
Discount Rate | Banking Guatemala
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	10.40%	11.70%
Discount Rate | Banking Guatemala | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	10.90%	11.95%
Recoverable amount of asset or cash-generating unit	$ 2,099,213	$ 1,649,883
Discount Rate | Banking Guatemala | Weighted average
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	10.40%	11.70%
Recoverable amount of asset or cash-generating unit	$ 2,325,334	$ 1,719,017
Discount Rate | Banking Guatemala | Top of range
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	9.90%	11.45%
Recoverable amount of asset or cash-generating unit	$ 2,600,045	$ 1,793,745
Growth Rate | Banking Panama
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	6.70%	6.70%
Growth Rate | Banking Panama | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 10,827,366	$ 10,458,284
Growth rate used to extrapolate cash flow projections	6.20%	6.45%
Growth Rate | Banking Panama | Weighted average
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 12,864,721	$ 11,157,929
Growth rate used to extrapolate cash flow projections	6.70%	6.70%
Growth Rate | Banking Panama | Top of range
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 16,599,874	$ 12,020,283
Growth rate used to extrapolate cash flow projections	7.20%	6.95%
Growth Rate | Banking El Salvador
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	4.10%	3.90%
Growth Rate | Banking El Salvador | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 3,232,992	$ 2,945,601
Growth rate used to extrapolate cash flow projections	3.60%	3.65%
Growth Rate | Banking El Salvador | Weighted average
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 3,310,969	$ 2,975,432
Growth rate used to extrapolate cash flow projections	4.10%	3.90%
Growth Rate | Banking El Salvador | Top of range
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 3,399,482	$ 3,007,065
Growth rate used to extrapolate cash flow projections	4.60%	4.15%
Growth Rate | Banking Guatemala
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	5.20%	5.20%
Growth Rate | Banking Guatemala | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 2,196,032	$ 1,684,998
Growth rate used to extrapolate cash flow projections	4.70%	4.95%
Growth Rate | Banking Guatemala | Weighted average
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 2,325,334	$ 1,719,017
Growth rate used to extrapolate cash flow projections	5.20%	5.20%
Growth Rate | Banking Guatemala | Top of range
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 2,482,145	$ 1,755,758
Growth rate used to extrapolate cash flow projections	5.70%	5.45%